Demonstration Plant (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Demonstration plant
Plant operating expense	$ 1,103	$ 1,039	$ 3,095	$ 4,514
Personnel
Demonstration plant
Plant operating expense	873	776	2,362	3,054
Reagents
Demonstration plant
Plant operating expense	8	21	48	38
Repairs and maintenance
Demonstration plant
Plant operating expense	28	31	84	49
Supplies
Demonstration plant
Plant operating expense	141	56	442	767
Testwork
Demonstration plant
Plant operating expense	3	59	11	401
Office trailer rental
Demonstration plant
Plant operating expense	19	70	42	114
Other
Demonstration plant
Plant operating expense	$ 31	$ 26	$ 106	$ 91